STOCKHOLDERS EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION (Details) - shares		9 Months Ended
	May 09, 2022	Sep. 30, 2022
STOCKHOLDERS EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION
Issuance of common stock in public offering	2,930,000	2,930,000
Issuance of common stock to Evergreen		280,000
Issuance of common stock for conversion of debt		444,941
Common stock issued for Director's fees		167,580
Common stock issued during the six months ended September 30, 2022		3,822,521